STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended		22 Months Ended
	Mar. 31, 2024 CAD ($) shares $ / shares	Mar. 31, 2023 CAD ($) shares $ / shares	Mar. 31, 2024 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription rate	10.00%		10.00%
Maximum employee subscription | $	$ 10
Employer match rate	20.00%
Employer match rate, employee salary maximum percentage	1.00%		1.00%
Employer match rate, employee salary maximum | $	$ 2		$ 2
Maximum term of options	7 years
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in dollars per share) | $ / shares	$ 57.26	$ 49.16
Common shares held in trust (in shares)			725,290
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares remaining for future grants (in shares)	1,751,082	1,894,578	1,751,082
Stock options | 1995 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for purchase for cancellation (in shares)	5,991,839		5,991,839
Maximum shares issuable to a single person, percent	5.00%		5.00%
Vesting period	4 years
Stock options | 2006 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for purchase for cancellation (in shares)	5,159,000		5,159,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 months
Number of other equity instruments granted in share-based payment arrangement (in shares)	161,568	210,678
Liabilities from share-based payment transactions | $	$ 13,875	$ 36,177	$ 13,875
Performance-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 months
Number of other equity instruments granted in share-based payment arrangement (in shares)	126,944	152,690
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	32,498	33,998
Liabilities from share-based payment transactions | $	$ 19,661	$ 22,565	$ 19,661
Shares redeemed (in shares)	0	0